Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2022	Dec. 31, 2019	Dec. 31, 2018
Loss contingency estimate of possible loss						$ 2,500
Inventory held by contract manufacturer	$ 1,700		$ 1,700		$ 1,600	2,900
Vendor contract liability	300		300		300	300
Retention bonus	4,800		4,800		4,900		$ 4,600
Retention bonus current	1,400		1,400
Accrued expenses	900		900
Other employee-related liabilities, non current	500		500
Operating leases, rent expense, net		$ 200		$ 400	$ 700	$ 700
Inventory Valuation and Obsolescence [Member]
Excess of Replacement or Current Costs over Stated LIFO Value								$ 900
Inventory, LIFO Reserve									$ 1,200
General and administrative [Member]
Loss contingency estimate of possible loss	2,750		2,750
Cost of good sold [Member]
Retention bonus expense	100		100
Operating Expense [Member]
Retention bonus expense	$ 800		$ 1,300